ADDITIONAL PAID-IN CAPITAL	12 Months Ended
Dec. 31, 2018
Additional Paid in Capital [Abstract]
ADDITIONAL PAID-IN CAPITAL
15.	ADDITIONAL PAID-IN CAPITAL

Additional paid-in capital represents (1) the difference between the nominal value of share capital and the paid-up capital of the Group; (2) the difference between the purchase price and the proportionate share of the identifiable net assets of Guangzhou Anyu when the Group acquired its remaining shares to take full ownership; (3) the portion of the grant date fair value of unexercised share options granted to employees of the Group that has been recognized.